SHARE CAPITAL (Schedule of Changes in Number of Options and Weighted Average Exercise Prices) (Details)		12 Months Ended
		Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Number of options
Outstanding at beginning of year | shares		3,044,990	1,136,590	921,960
Forfeited | shares		(718,120)	(36,270)
Exercised | shares	[1]	(31,460)
Granted | shares		143,000	1,944,670	214,630
Outstanding at end of year | shares		2,438,410	3,044,990	1,136,590
Exercisable at end of year | shares		1,837,160	1,430,780	835,380
Weighted average exercise price
Outstanding at beginning of year		$ 4.59	$ 1.43	$ 0.92
Forfeited		5.73	2.27
Exercised	[1]
Granted			6.39	3.63
Outstanding at end of year		4.36	4.59	1.43
Exercisable at end of year		1.67	$ 2.92	$ 0.721
Intrinsic value		$ 181,000

[1]	The total intrinsic value of options exercised during the year ended December 31, 2018, was approximately $181 thousand.